Financial Risk Management - Interest Rate Risk Sensitivity Analysis (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on profit before income taxes	¥ (1,569)	¥ (16,611)